Employee Benefits, Defined Contribution Plans (Details) - Austria [Member] - Telekom Austria [Member] - Defined Contribution Plans [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plans [Abstract]
Defined contribution plan, payment	$ 87,323	$ 74,994
Percentage of employee contribution	1.53%
Severance benefits, in case of death	50.00%